Commitments And Contingencies- Additional Information (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Mar. 31, 2022 CAD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CAD ($)	Mar. 31, 2021 USD ($)
Statement [Line Items]
Current secured bank loans outstanding	$ 0.1			$ 90.1	$ 71,700
Governmental loans current and non current	95.2			86.4
Secured Asset Based Revolving Credit Facility [Member]
Statement [Line Items]
Proceeds from non-current borrowings	0.1	$ 90
Secured Asset Based Revolving Credit Facility [Member] | Floating interest rate [member] | Libor [Member]
Statement [Line Items]
Debt instrument unused borrowing capacity	278.2		$ 222,600	200.8	156,500
Letters of credit outstanding and borrowing base reserves	34.1		27,300	27.4	21,800
Parent [member]
Statement [Line Items]
Current secured bank loans outstanding	90.1		71,700
Governmental loans current and non current	95.2			86.4
Parent [member] | Secured Asset Based Revolving Credit Facility [Member]
Statement [Line Items]
Proceeds from non-current borrowings	0.1	$ 90
Parent [member] | Secured Asset Based Revolving Credit Facility [Member] | Floating interest rate [member] | Libor [Member]
Statement [Line Items]
Debt instrument unused borrowing capacity	278.2		222,600	200.8	156,500
Letters of credit outstanding and borrowing base reserves	$ 34.1		$ 27,300	$ 27.4	$ 21,800